Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flow from operating activites: [Abstract]
Net loss	$ (569,311)	$ (883,830)	$ (3,321,992)	$ (4,672,638)
Adjustments to rconcile net loss to net cash used for operating activities: [Abstract]
Depreciation and amortization	17,867	12,579	51,229	49,980
Amortization of intangible assets	5,842	8,985	45,961	67,765
Impairment of Intangible Assets, Finite-lived			0	48,249
Gain (Loss) on Disposition of Property Plant Equipment			(2,879)	0
Stock-based compensation	115,338	39,460	725,254	181,610
Stock issued for payment of services	58,360	46,785	443,588	675,538
Loss on exchange of warrants and debt	0	732	94,214	802,123
Change in fair value of derivatives and notes payable carried at fair value, net	(135,601)	8,124	251,847	(711,379)
Bad debt expense			26,389	17,623
Cash provided by (used for): [Abstract]
Accounts receivable, net	730,048	(173,962)	(1,259,373)	246,134
Prepaid expense and other current assets	6,590	74,760	(15,226)	41,129
Accounts payable	(9,549)	227,609	(346,250)	83,292
Accrued expenses	(41,870)	59,024	203,990	38,911
Unearned revenue	(242,361)	(117,538)	152,088	7,346
Deferred rent	42,536		14,179	(10,830)
Net cash used for operating activities	(22,111)	(697,272)	(2,936,981)	(3,135,147)
Cash flows from investing activities: [Abstract]
Purchase of equipment	(9,563)	0	(17,586)	(11,303)
Payments to Develop Software	(206,529)	0	(362,346)	0
Security deposits	(4,242)	3,870	(37,526)	11,990
Net cash provided by (used for) investing activities	(220,334)	3,870	(417,458)	687
Cash flows from financing activities: [Abstract]
Proceeds from issuance of notes payable, net	0	169,798	1,439,798	543,700
Proceeds from issuance of common stock and warrants, net	10,982,169	0	2,004,111	3,047,400
Proceeds from exercise of stock options			0	1,099
Payments on notes payable and capital leases	(19,845)	(4,090)	(217,364)	(25,070)
Net cash provided financing activities	10,962,324	165,708	3,226,545	3,567,129
Net increase in cash and cash equivalents	10,719,879	(527,694)	(127,894)	432,669
Cash and cash equivalents, beginning of year	530,052	657,946	657,946	225,277
Cash and cash equivalents, end of year	11,249,931	130,252	530,052	657,946
Supplemental cash flow information: [Abstract]
Cash paid during period for interest	3,175	1,856	13,045	10,389
Non-cash financing and investing activities:
Fair value of compound embedded derivative in promissory notes	0	0	0	27,776
Fair value of common stock issued for future services	0	47,220	0	10,688
Fair value of warrants issued	12,382,216	7,209	2,352,108	49,170
Conversion of notes to common stock	0	124,611	1,501,229	521,513
Acquisition of assets through capital lease	$ 41,339	$ 0	$ 73,489	$ 0